COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 18, 2020	May 21, 2021	May 17, 2021	Oct. 22, 2020	Jul. 23, 2020	Feb. 26, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 22, 2015
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Default amount, payable for settlement							$ 41,937		$ 41,937		$ 41,937
Accelerated rent and damages									376,424		376,424
Attorney costs									12,442		12,442
Accrued interest on judgement							$ 114,419		$ 114,419		$ 105,260	$ 86,739	$ 388,866
Percentage of accrued interest rate							4.75%		4.75%		4.75%
Claims settlement amount						$ 125,000
Net proceeds received	$ 70,817
Options to purchase restricted common shares							40,700,000		40,700,000
Purchase Price			$ 2,000,000
Gain (Loss) on Extinguishment of Debt							$ (3,056,892)	$ 980	$ (6,743,015)	$ 980	$ (56,948)
Stock Purchase Agreement [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Gain (Loss) on Extinguishment of Debt		$ 320,037
Agreement With M E P [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Agreement amount					$ 50,000,000
Agreement period					5 years
Options to purchase restricted common shares					5,000,000
Options to purchase restricted common shares, period					5 years
Agreement With C R B C [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Agreement amount				$ 50,000,000
Agreement period				5 years
Options to purchase restricted common shares				5,000,000
Options to purchase restricted common shares, period				5 years
R A W [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Common stock repurchased, shares			10,000,000
Common stock repurchased, value			$ 1,212,121
Yellow Turtle [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Common stock repurchased, shares			6,500,000
Common stock repurchased, value			$ 787,879